Related Party Transactions - Schedule of Remuneration of Directors of the Company (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party [Member]
Schedule of Remuneration of Directors of the Company [Line Items]
Short term benefits	$ 130,887	$ 38,441